Accumulated Other Comprehensive Loss	3 Months Ended
Mar. 28, 2015
Equity [Abstract]
Accumulated Other Comprehensive Loss
6.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The changes in each component of accumulated other comprehensive loss consisted of the following:

	Pension and Post- retirement plans	Foreign currency translation adjustments	Accumulated other comprehensive loss
Balance—December 27, 2014	$(9,730)	$(5,816)	$(15,546)
Foreign currency translation adjustment	—	(6,299)	(6,299)

Balance—March 28, 2015	$(9,730)	$(12,115)	$(21,845)

Balance—December 28, 2013	$(6,045)	$—	$(6,045)
Postretirement curtailment adjustment	(942)	—	(942)
Postretirement liability adjustment	1,515	—	1,515

Balance—March 29, 2014	$(5,472)	$—	$(5,472)